Combined Prospectus - Combined Prospectus: 1	Sep. 02, 2025 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares underlying warrants
Amount of Securities Previously Registered | shares	7,666,629
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 102,350,004.45
Form Type	F-4
File Number	333-287802
Initial Effective Date	Jul. 22, 2025
Combined Prospectus Note	No registration fee is payable in connection with the Company’s 7,666,629 common shares underlying its warrants, previously registered on the Company’s F-4 Registration Statement, because such common shares are being transferred from the F-4 Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this registration statement, upon effectiveness, will constitute a post-effective amendment to the F-4 Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act.